CAPITAL STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
CAPITAL STOCK

NOTE I - CAPITAL STOCK

Amendment

On July 11, 2021, the Company’s Board unanimously approved an Amendment to our Articles of Incorporation (the “Authorized Share Amendment”) to increase the number of authorized shares of Common Stock of the Company from 250,000,000 to 500,000,000 and to increase the number of authorized shares of Preferred Stock of the Company from 2,000,000 to 5,000,000 with the Board maintaining the discretion of whether or not to implement the increase in authorized shares of Common and Preferred Stock. On July 11, 2021, the Majority Stockholders delivered an executed written consent in lieu of a special meeting (the “Stockholder Consent”) authorizing and approving the Authorized Share Amendment and the increase in authorized shares of Common and Preferred Stock.

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

On June 26, 2017, the Company entered into a conversion agreement with Saint James Capital Management LLC and agreed to convert 2,000,000 shares of the Company’s Series A Preferred Stock held by Saint James into a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share and a term of three years. On August 23, 2017, the Company’s Board of Directors approved a reduction of the warrant exercise price from $0.30 to $0.20 per share. On June 20, 2020, the warrant expired.

At September 30, 2021 and December 31, 2020, there were 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and nine months ended September 30, 2021 and 2020

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (equal to the stated value or $1.00 per share) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

At September 30, 2021 and December 31, 2020, there were 31,000 and 31,000 shares of Series B Preferred Stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and nine months ended September 30, 2021 and 2020

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and nine months ended September 30, 2021 and 2020

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

Common Stock and Preferred Stock Issuances

For the nine months ended September 30, 2021 and fiscal year ended December 31, 2020, the Company issued and/or sold the following securities:

Common Stock

For the nine months ended September 30, 2021

On September 21, 2021, the Company issued a warrant holder 4,512,497 shares of common stock as a cashless exercise of a warrant.

On July 9, 2021, the Company issued 7,823,177 shares of common stock in satisfaction of $41,000 principal and $3,062 interest. The $114,748 excess of the $158,810 fair value of the 7,823,177 shares over the $44,062 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 8, 2021, the Company issued 1,000,000 shares of common stock in satisfaction of the Commitment Shares due the Labrys Fund, LP. Please see NOTE G – CONVERTIBLE NOTES PAYABLE for further information.

On July 2, 2021, the Company issued 4,629,964 shares of common stock in satisfaction of $35,340 principal and $774 interest. The $72,690 excess of the $108,804 fair value of the 4,629,964 shares over the $36,114 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 2, 2021, the Company issued 4,344,595 shares of common stock in satisfaction of $33,888 principal. The $68,210 excess of the $102,098 fair value of the 4,344,595 shares over the $33,888 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On July 1, 2021, the Company issued 8,300,345 shares of common stock in satisfaction of $64,554 principal and $189 interest. The $98,774 excess of the $163,517 fair value of the 8,300,345 shares over the $64,743 liability reduction was charged to loss on conversion of debt in the three months ended September 30, 2021.

On June 24, 2021, the Company issued 14,700,000 shares of common stock in satisfaction of $114,660 principal. The $120,540 excess of the $235,200 fair value of the 14,700,000 shares over the $114,660 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On June 24, 2021, the Company issued 7,225,972 shares of common stock in satisfaction of $51,369 principal and $658 interest. The $63,589 excess of the $115,616 fair value of the 7,225,972 shares over the $52,027 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 6,000,000 shares of common stock in satisfaction of $60,000 principal. The $123,600 excess of the $183,600 fair value of the 6,000,000 shares over the $60,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $83,600 excess of the $123,600 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On May 12, 2021, the Company issued 2,500,000 shares of common stock in satisfaction of $25,000 principal. The $51,500 excess of the $76,500 fair value of the 2,500,000 shares over the $25,000 liability reduction was charged to loss on conversion of debt in the three months ended June 30, 2021.

On March 19, 2021, the Company issued 750,000 restricted shares of its common stock to a consultant for services rendered.

On February 17, 2021, the Company issued Lloyd Spencer (Company CEO) 1,616,379 restricted shares of its common stock (850,000 shares vested from August 2020 to December 2020 pursuant to the Employment Agreement dated December 4, 2019 and 766,379 shares vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020).

On February 17, 2021, the Company issued Bill Edmonds (Company CFO) 766,379 restricted shares of its common stock which vested in 2020 pursuant to the Board of Directors Services Agreement dated January 9, 2020.

On February 16, 2021, the Company issued 2,000,000 shares of its common stock to the Seller of the AmWaste assets as per the terms of the Asset Purchase Agreement.

For the year ended December 31, 2020

On January 24, 2020, the Company issued Lloyd Spencer 840,000 shares of its common stock with an estimated fair value of $33,600 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On July 27, 2020, the Company issued a noteholder 2,000,000 shares of common stock in satisfaction of $20,000 principal. The $52,800 excess of the $72,800 fair value of the 2,000,000 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 6, 2020, the Company issued a noteholder 892,592 shares of common stock in satisfaction of $7,000 principal, $726 interest and $1,200 in fees. The $17,852 excess of the $26,778 fair value of the 892,592 shares over the $8,926 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 17, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $20,000 excess of the $60,000 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 18, 2020, the Company issued a noteholder 262,481 shares of common stock as a partial cashless exercise of a warrant.

On September 9, 2020, the Company issued Lloyd Spencer 1,020,000 shares of its common stock with an estimated fair value of $18,768 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On September 23, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $24,000 principal. The $24,000 excess of the $48,000 fair value of the 4,000,000 shares over the $24,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 29, 2020, the Company issued a noteholder 1,769,447 shares of common stock in satisfaction of $16,000 principal, $494 interest and $1,200 in fees. The $23,357 excess of the $41,051 fair value of the 1,769,447 shares over the $17,694 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 30, 2020, the Company issued May Davis Partners Acquisition Company, LLC 10,000,000 shares of its common stock as per the terms of the Services Settlement Agreement entered into between the Company and MD Global Partners, LLC dated November 27, 2020. The $163,000 fair value of the 10,000,000 shares at November 27, 2020 was charged to professional and consulting fees in the year ended December 31, 2020.

The number of common shares authorized with a par value of $0.0001 per share at September 30, 2021 and December 31, 2020 is 500,000,000 and 250,000,000, respectively. At September 30, 2021 and December 31, 2020, there are 200,005,368 and 129,836,060 shares of common stock issued and outstanding, respectively.

Preferred Stock

For the nine months ended September 30, 2021

None

For the year ended December 31, 2020

On January 22, 2020, the Company issued 25,000 shares of Series B Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

The number of preferred shares authorized with a par value of $0.0001 per share at September 30, 2021 and December 31, 2020 is 5,000,000 and 2,000,000, respectively. At September 30, 2021 and December 31, 2020, there are 31,000 and 31,000 shares of preferred stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and nine months ended September 30, 2021 and 2020

(Unaudited)

NOTE I - CAPITAL STOCK (continued)

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2020	-	80,000	80,000
Warrants expired on February 19, 2021	-	(30,000)	(30,000)
Warrants expired on March 16, 2021	-	(50,000)	(50,000)
Warrant issued on July 2, 2021 (i)	-	5,000,000	5,000,000
Cashless exercise of warrant on September 21, 2021	-	(5,000,000)	(5,000,000)
Balance, September 30, 2021	-	-	-

(i)	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.

As of September 30, 2021, the Company had no warrants issued or outstanding.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the three and nine months ended September 30, 2021 and 2020

(Unaudited)

NOTE H - CAPITAL STOCK

Preferred Stock

On July 18, 2010, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series A Convertible Preferred Stock” (hereinafter “Series A”) with a stated par value of $0.0001 per share. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series A shall be as hereinafter described. The holders of Series A, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series A shares are outstanding. The holders of Series A shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.

On June 26, 2017, the Company entered into a conversion agreement with Saint James Capital Management LLC and agreed to convert 2,000,000 shares of the Company’s Series A Preferred Stock held by Saint James into a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.30 per share and a term of three years. On August 23, 2017, the Company’s Board of Directors approved a reduction of the warrant exercise price from $0.30 to $0.20 per share.

At December 31, 2020 and December 31, 2019, there are 0 and 0 shares of Series A issued and outstanding, respectively.

On January 22, 2020, the Board of Directors unanimously approved the designation of a series of preferred stock to be known as “Series B Convertible Preferred Stock” (hereinafter “Series B”) with a par value of $0.0001 per share and authorization of 100,000 shares. The designations, powers, preferences and rights, and the qualifications, limitations or restrictions hereof, in respect of the Series B shall be as hereinafter described.

The holders of the Series B, shall not be entitled to receive dividends, nor shall dividends be paid on common stock or any other Series of Preferred Stock while Series B shares are outstanding. The holders of Series B shall be entitled to vote on all matters submitted to a vote of the Shareholders of the Company. The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.

If the Corporation shall commence a voluntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law, or consent to the entry of an order for relief in an involuntary case under any law or to the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or make an assignment for the benefit of its creditors, or admit in writing its inability to pay its debts generally as they become due, or if a decree or order for relief in respect of the Corporation shall be entered by a court having jurisdiction in the premises in an involuntary case under the U.S. Federal bankruptcy laws or any other applicable bankruptcy, insolvency or similar law resulting in the appointment of a receiver, liquidator, assignee, custodian, trustee, sequestrator (or other similar official) of the Corporation or of any substantial part of its property, or ordering the winding up or liquidation of its affairs, and any such decree or order shall be unstayed and in effect for a period of sixty (60) consecutive days and, on account of any such event, the Corporation shall liquidate, dissolve or wind up, or if the Corporation shall otherwise liquidate, dissolve or wind up, including, but not limited to, the sale or transfer of all or substantially all of the Corporation’s assets in one transaction or in a series of related transactions (a “Liquidation Event”), no distribution shall be made to the holders of any shares of capital stock of the Corporation (other than Senior Securities and Pari Passu Securities) upon liquidation, dissolution or winding up unless prior thereto the Holders of shares of Series B Preferred Stock shall have received the Liquidation Preference (as defined below) with respect to each share. If, upon the occurrence of a Liquidation Event, the assets and funds available for distribution among the Holders of the Series B Preferred Stock and Holders of Pari Passu Securities shall be insufficient to permit the payment to such holders of the preferential amounts payable thereon, then the entire assets and funds of the Corporation legally available for distribution to the Series B Preferred Stock and the Pari Passu Securities shall be distributed ratably among such shares in proportion to the ratio that the Liquidation Preference payable on each such share bears to the aggregate Liquidation Preference payable on all such shares.

On January 22, 2020, the Company issued 25,000 shares of Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $25,000 of the Company’s deferred compensation liability to Mr. Edmonds.

On June 3, 2020, the Company issued 6,000 shares of its Series B Convertible Preferred Stock to Bill Edmonds in satisfaction of $6,000 loans payable to Mr. Edmonds.

At December 31, 2020 and December 31, 2019, there are 31,000 and 0 Series B shares issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019

NOTE H - CAPITAL STOCK (continued)

Common Stock

Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote. Holders of common stock do not have cumulative voting rights. A vote by the holders of a majority of the Company’s outstanding voting shares is required to effectuate certain fundamental corporate changes such as liquidation, merger or an amendment to the Company’s articles of incorporation.

Holders of the Company’s common stock are entitled to share in all dividends that the board of directors, in its discretion, declares from legally available funds. In the event of a liquidation, dissolution or winding up, each outstanding share entitles its holder to participate pro rata in all assets that remain after payment of liabilities and after providing for each class of stock, if any, having preference over the common stock. The Company’s common stock has no pre-emptive rights, no conversion rights and there are no redemption provisions applicable to the Company’s common stock.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019

NOTE H - CAPITAL STOCK (continued)

Common Stock Issuances

For the fiscal years ended December 31, 2020 and 2019, the Company issued and/or sold the following securities:

2020

On January 24, 2020, the Company issued Lloyd Spencer 840,000 shares of its common stock with an estimated fair value of $33,600 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On July 27, 2020, the Company issued a noteholder 2,000,000 shares of common stock in satisfaction of $20,000 principal. The $52,800 excess of the $72,800 fair value of the 2,000,000 shares over the $20,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 6, 2020, the Company issued a noteholder 892,592 shares of common stock in satisfaction of $7,000 principal, $726 interest and $1,200 in fees. The $17,852 excess of the $26,778 fair value of the 892,592 shares over the $8,926 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 17, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $40,000 principal. The $20,000 excess of the $60,000 fair value of the 4,000,000 shares over the $40,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On August 18, 2020, the Company issued a noteholder 262,481 shares of common stock as a partial cashless exercise of a warrant.

On September 9, 2020, the Company issued Lloyd Spencer 1,020,000 shares of its common stock with an estimated fair value of $18,768 as per the terms of the Employment Agreement entered into between the Company and Mr. Spencer dated December 4, 2019.

On September 23, 2020, the Company issued a noteholder 4,000,000 shares of common stock in satisfaction of $24,000 principal. The $24,000 excess of the $48,000 fair value of the 4,000,000 shares over the $24,000 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 29, 2020, the Company issued a noteholder 1,769,447 shares of common stock in satisfaction of $16,000 principal, $494 interest and $1,200 in fees. The $23,357 excess of the $41,051 fair value of the 1,769,447 shares over the $17,694 liability reduction was charged to loss on conversion of debt in the year ended December 31, 2020.

On December 30, 2020, the Company issued May Davis Partners Acquisition Company, LLC 10,000,000 shares of its common stock as per the terms of the Services Settlement Agreement entered into between the Company and MD Global Partners, LLC dated November 27, 2020. The $163,000 fair value of the 10,000,000 shares at November 27, 2020 was charged to professional and consulting fees in the year ended December 31, 2020.

2019

None

The number of common shares authorized with a par value of $0.0001 per share at December 31, 2020 and 2019 is 250,000,000 and 250,000,000, respectively. At December 31, 2020 and 2019, there are 129,836,060 and 105,051,540 shares of common stock issued and outstanding, respectively.

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019

NOTE H - CAPITAL STOCK (continued)

Warrants and options

A summary of warrants and options activity follows:

	Shares Equivalent
	Options	Warrants	Total
Balance, December 31, 2018 and 2019	-	6,290,431	6,290,431
Warrants (exercisable at $0.04 per share) issued to an investor in connection with the sale of a $23,000 Convertible Promissory Note on March 12, 2020 (i)	-	262,500	262,500
Warrants expired on June 20, 2020		(5,000,000)	(5,000,000)
Cashless exercise of warrants on August 19, 2020	-	(262,500)	(262,500)
Warrants expired in October 2020	-	(700,000)	(700,000)
Warrants expired in November 2020	-	(510,431)	(510,431)
Balance, December 31, 2020	-	80,000	80,000

(i)	On March 12, 2020, the Company issued to Armada Investment Fund, LLC (“ARMADA”) a Convertible Promissory Note (the “Note”) in the amount of Twenty-Three Thousand and NO/100 Dollars ($23,000). On March 6, 2020, ARMADA entered into an Assignment Agreement (the “Agreement”) with Sylios Corp (“Assignor”). Under the terms of the Agreement, the Assignor sold, assigned, conveyed and transferred its interest in the Securities Purchase Agreement, the Convertible Promissory Note (principal amount of $23,000), the Stock Purchase Warrant Agreement (262,500 shares of common stock) and the Registration Rights Agreement entered into by the Assignor and Company, all dated January 13, 2020.

As of December 31, 2020, the Company had 3 warrants issued and outstanding granting the holders the right to purchase up to a total of 80,000 shares of its common stock.

The following table summarizes information about warrants outstanding as of December 31, 2020:

Number Outstanding
At December 31, 2020	Exercise Price	Expiration Date

30,000	$0.175	February 19, 2021
50,000	$0.175	March 16, 2021
80,000

DEEP GREEN WASTE & RECYCLING, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2020 and 2019